Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 3,443,569	$ 2,889,351
Investment securities available-for-sale
Unrealized holding gains	51,631	39,126
Tax effect	(19,252)	(14,627)
Reclassification of (gains) losses recognized in net income	1,670	(9,206)
Tax effect	(568)	3,130
Total other comprehensive income	33,481	18,423
Comprehensive income	$ 3,477,050	$ 2,907,774